Loans Payable	12 Months Ended
Dec. 31, 2022
Loans Payable [Abstract]
LOANS PAYABLE

NOTE 5 - LOANS PAYABLE

On October 24, 2017, the Company was notified that a petition had been filed in the Iowa District Court for Polk County by a Mr. John M. Wesson for failure to repay a loan. Mr. Wesson had loaned the Company $30,000 and $20,000 on October 24, 2012 and June 12, 2013, respectively. The loans were to accrue interest at 5%. On April 26, 2018, the Company agreed to repay the loan in full including accrued interest and $5,000 for legal fees. As of December 31, 2021, there is $45,000 and $21,549 of principal and interest due on this loan. On June 9, 2022, the Company repaid this loan in full.